HOMES 2025-NQM3 TRUST ABS-15G

Exhibit 99.11 Schedule 2

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / Waived By	Waiver in File?
(REDACTED)	2513649852	XXXXXX	Closed	2023-03-21 15:07	2023-03-29 15:08	Resolved	1 - Information	Credit	Missing Doc	Missing Lease Agreement	Resolved-Finding is resolved, just confirming there wasn't a lease in place. - Due Diligence Vendor-03/29/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-03/28/2023

Counter-The appraisal indicates unit 1 is rented. Could you provide a copy of that lease? - Due Diligence Vendor-03/24/2023

Ready for Review-Confirmed - 3 out of 4 units are occupied. Unit 1 remains vacant.

Please advise if additional information is needed.  - Seller-03/22/2023

Open-Leases for Units 2, 3 and 4 were provided. The appraisal reflects Unit 1 is tenant occupied but no lease was in file. Please provide an executed copy of the current lease for Unit 1. - Due Diligence Vendor-03/21/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-03/28/2023

 Ready for Review-Confirmed - 3 out of 4 units are occupied. Unit 1 remains vacant.

Please advise if additional information is needed.  - Seller-03/22/2023

Resolved-Finding is resolved, just confirming there wasn't a lease in place. - Due Diligence Vendor-03/29/2023	Lease 3.1.23 start - (Redacted) - Unit 4 - $975 Executed Lease.pdf
Lease 4.1.23 start - (Redacted) - Unit 3 - $950 Executed Lease.pdf
Lease 4.1.23 start - (Redacted) - Unit 2 - $1075 Executed Lease.pdf
															2023-02-09_(Redacted)_as-is.pdf		the lease agreements start 3/1 and 4/1, the appraisal should not be used as the primary source of tenancy information.	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
(REDACTED)	2513649852	XXXXXX	Closed	2023-03-21 16:27	2023-03-24 16:46	Resolved	1 - Information	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-03/24/2023

Resolved- - Due Diligence Vendor-03/24/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-03/22/2023

Ready for Review-Document Uploaded.  - Seller-03/22/2023

												Open-OFAC Check Not Completed and/or Cleared Please provide evidence an OFAC check was completed on all interested parties to the transaction. - Due Diligence Vendor-03/21/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-03/22/2023 Ready for Review-Document Uploaded. - Seller-03/22/2023	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-03/24/2023	(Redacted) - Ofac.pdf		Please review the attached.	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
(REDACTED)	2513649852	XXXXXX	Closed	2023-03-21 15:58	2023-03-24 16:43	Resolved	1 - Information	Credit	Debt	No evidence of required debt payoff	Resolved- - Due Diligence Vendor-03/24/2023
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-03/22/2023
												Open-Please provide payoff from (Redacted) for subject property. - Due Diligence Vendor-03/21/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-03/22/2023		PAYOFF dated 3.8.23.pdf		Payoff	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
(REDACTED)	2513649852	XXXXXX	Closed	2023-03-21 18:20	2023-03-24 16:39	Resolved	1 - Information	Credit	Borrower	Borrower information on 1003 is incomplete	Resolved- - Due Diligence Vendor-03/24/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-03/22/2023

												Open-Please provide a completed Contact Information Form, Contact Consent Form and Property Management Questionnaire. - Due Diligence Vendor-03/21/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-03/22/2023		ABL Documents Package.pdf		Contact Information Form, Contact Consent Form and Property Management Questionnaire.	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
(REDACTED)	3621598547	XXXXXX	Closed	2022-08-19 14:47	2022-09-08 19:27	Resolved	1 - Information	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien(s) $XXXXXX Received supplemental title report reflecting title coverage of $XXXXXX. - Due Diligence Vendor-08/23/2022
Ready for Review-Document Uploaded. See attached supplemental report showing coverage of $XXXXXX - Seller-08/23/2022
Open-Title Coverage Amount of $0 is Less than Total Amount of Subject Lien(s) of $XXXXXX . The title policy coverage is not identified in the file. Please provide evidence title coverage amount is greater than or equal to loan amount of $XXXXXX. - Due Diligence Vendor-08/19/2022	Ready for Review-Document Uploaded. See attached supplemental report showing coverage of $XXXXXX - Seller-08/23/2022	Resolved-Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien(s) $XXXXXX Received supplemental title report reflecting title coverage of $XXXXXX. - Due Diligence Vendor-08/23/2022
															(Redacted) - (Redacted) - Supplemental Report.pdf (Redacted) - (Redacted) - Preliminary Report.pdf			XX	Investment	Purchase	NA	N/A	N/A
(REDACTED)	3621598547	XXXXXX	Closed	2022-08-19 14:35	2022-08-23 18:37	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Borrower 1 Credit Report is not missing. - Due Diligence Vendor-08/23/2022

Ready for Review-Document Uploaded. See attached credit report - Seller-08/23/2022

												Open-Borrower 1 Credit Report is Missing. The asset summary identifies a qualifying credit score of 732. No credit report was identified in the file. Please provide. - Due Diligence Vendor-08/19/2022	Ready for Review-Document Uploaded. See attached credit report - Seller-08/23/2022	Resolved-Borrower 1 Credit Report is not missing. - Due Diligence Vendor-08/23/2022	(Redacted) - (Redacted) Credit Report.pdf			XX	Investment	Purchase	NA	N/A	N/A
(REDACTED)	3621598547	XXXXXX	Closed	2022-08-19 15:58	2022-08-23 18:27	Resolved	1 - Information	Credit	Borrower	Borrower information on 1003 is incomplete	Resolved-Received 1003 reflecting correct date of birth. - Due Diligence Vendor-08/23/2022
Ready for Review-Document Uploaded. See attached corrected loan application - Seller-08/23/2022
												Open-The date of birth on the initial application is XX/XX/XXXX. Please provide a corrected 1003, no borrower signature is required. Any form of alteration to an existing application will not be accepted. - Due Diligence Vendor-08/19/2022	Ready for Review-Document Uploaded. See attached corrected loan application - Seller-08/23/2022	Resolved-Received 1003 reflecting correct date of birth. - Due Diligence Vendor-08/23/2022	(Redacted) - (Redacted) - Application .pdf			XX	Investment	Purchase	NA	N/A	N/A
(REDACTED)	3621598547	XXXXXX	Closed	2022-08-19 15:59	2022-08-23 18:20	Resolved	1 - Information	Compliance	Missing Doc	Missing HUD-1 Closing Statement	Resolved-Received final settlement statement. - Due Diligence Vendor-08/23/2022

Ready for Review-Document Uploaded. See attached final settlement statement - Seller-08/23/2022

												Open-The file contained an estimated HUD-1 settlement statement. The final HUD-1 settlement was not located in the file. Please provide. - Due Diligence Vendor-08/19/2022	Ready for Review-Document Uploaded. See attached final settlement statement - Seller-08/23/2022	Resolved-Received final settlement statement. - Due Diligence Vendor-08/23/2022	(Redacted) - (Redacted) Final Settlement Statement.pdf			XX	Investment	Purchase	NA	N/A	N/A